ACCOUNTING POLICIES, CHANGES IN ACCOUNTING ESTIMATES	12 Months Ended
Dec. 31, 2020
Disclosure Of Accouting Policies Changes In Accounting Estimates Abstract [Abstract]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]
NOTE 2. ACCOUNTING POLICIES, CHANGES IN ACCOUNTING ESTIMATES

Changes to accounting policies

As of January 1, 2019, the CMF adopted the IFRS 16, modifying the way in which lease activities should be presented in the Statement of Financial Position. Until December 31, 2019 lease activities were presented in Properties, plants and equipments (net) and in Other financial liabilities (current and non-current), however IFRS 16 requires the lesee to present in Right of use assets and Lease Liabilities (current and non-current). The aforementioned did not have additional financial impact except for the new presentation of the balances in the Statements of Financial Position. The Consolidated Fianancial Statements as of December 31, 2020 do not reflect any other changes with respect to accounting policies compared with the Financial Statements as of December 31, 2019.

Changes to accounting estimates

As of December 31, 2020, there have been no changes in the methodologies for calculating the accounting estimates with respect to the 2019 financial year.